Share Capital	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Share Capital
(a)	Authorized

Unlimited common shares without par value.

Unlimited preferred shares - nil issued and outstanding.

(b)	Share issuances

Year ended December 31, 2018:

i.	On August 16, 2018, the Company completed a non-brokered flow-through private placement (the “August 2018 Offering”) for gross proceeds of $7,331. The proceeds from the sale of the August 2018 flow-through shares are to be used exclusively for exploration on the Company’s Committee Bay, Gibson MacQuoid and Homestake Ridge projects.

Share issue costs related to the August 2018 Offering totalled $400, which included $350 in commissions, and $50 in other issuance costs. A reconciliation of the impact of the August 2018 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Nunavut flow-through shares issued at $1.60 per share	2,084,375	$3,335
Nunavut charity flow-through shares issued at $1.75 per share	1,215,000	2,126
BC charity flow-through shares issued at $1.87 per share	1,000,000	1,870
Share issue costs	-	(400)
Proceeds net of share issue costs	4,299,375	6,931
Flow-through share premium liability	-	(1,742)
	4,299,375	$5,189

ii.	On March 23, 2018 the Company closed the “March 2018 Offering” by issuing a total of 6,015,385 common shares of the Company at a price of US$1.30 per share for gross proceeds of US$7.8 million. The March 2018 Offering was completed pursuant to an underwriting agreement dated March 13, 2018 among the Company and Cantor Fitzgerald Canada Corporation and a syndicate of underwriters. In addition, the Company completed a concurrent private placement financing involving the sale of 1,091,826 flow-through common shares at a price equal to the Canadian dollar equivalent of US$1.82 per share, for gross proceeds of US$2.0 million. The proceeds from the sale of the March 2018 flow-through shares were used exclusively for exploration on the Company’s Committee Bay project.

Share issue costs related to the March 2018 Offering totalled $1,336, which included $756 in commissions, and $580 in other issuance costs. A reconciliation of the impact of the March 2018 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at US$1.30 per share	6,015,385	$10,054
Flow-through shares issued at US$1.82 per share	1,091,826	2,561
Share issue costs	-	(1,336)
Proceeds net of share issue costs	7,107,211	11,279
Flow-through share premium liability	-	(737)
	7,107,211	$10,542

iii.	During the year ended December 31, 2018, 220,000 shares were issued as a result of share options being exercised with a weighted average exercise price of $0.91 for gross proceeds of $198. Attributed to these share options, fair value of $156 was transferred from the equity reserves and recorded against share capital.

iv.	During the year ended December 31, 2018, 15,000 shares were issued as a result of share purchase warrants being exercised with a weighted average exercise price of $1.40 for gross proceeds of $21. Attributed to these share purchase warrants, fair value of $12 was transferred from the share option and warrant reserve and recorded against share capital.

Year ended December 31, 2017:

v.	On January 24, 2017, the Company closed a brokered equity offering for gross proceeds of $41,172 (the “2017 Offering”). Under the terms of the January Offering, the Company issued an aggregate of 4,590,818 flow-through shares at a price of $5.01 per flow-through share and 4,951,584 common shares at a price of $3.67 per common share. Share issue costs related to the 2017 Offering totalled $2,261, which included $2,022 in commissions, and $239 in other issuance costs. The gross proceeds from the 2017 Offering were also offset by $6,151, an amount related to the flow-through share premium liability (note 10). A reconciliation of the impact of the 2017 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $3.67 per share	4,951,584	$18,172
Flow-through shares issued at $5.01 per share	4,590,818	23,000
Cash share issue costs	-	(2,261)
Proceeds net of share issue costs	9,542,402	38,911
Flow-through share premium liability	-	(6,151)
	9,542,402	$32,760

vi.	During the year ended December 31, 2017, 453,000 shares were issued as a result of share options being exercised with a weighted average exercise price of approximately $1.18 for gross proceeds of $536. Attributed to these share options, fair value of $377 was transferred from the equity reserves and recorded against share capital.

vii.	During the year ended December 31, 2017, 1,954,011 shares were issued as a result of share purchase warrants being exercised with a weighted average exercise price of $1.60 for gross proceeds of $3,121. Attributed to these share purchase warrants, fair value of $1,523 was transferred from the equity reserves and recorded against share capital.